Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

Our executive compensation program is designed to align pay outcomes with annual and long-term business performance and shareholders’ interests. Our program design choices, including the level of pay at risk, the mix of short-term and long-term incentives, the mix of long-term incentive vehicles, the metrics selected, and the rigor of incentive goals, all work together toward this objective.

The Human Resources and Compensation Committee, along with its independent compensation consultant, Mercer, routinely assesses the relationship between our executive compensation program and the financial and total shareholder return (TSR) performance of the Company as discussed in the Compensation Discussion and Analysis section of this Proxy Statement. The results of these analyses have influenced our pay decisions and the evolution of our compensation program to help ensure strong pay and performance alignment.

This Pay Versus Performance disclosure, as required by the SEC, provides an additional perspective on pay and performance alignment by evaluating the link between “Compensation Actually Paid,” herein sometimes referred to as “CAP,” as defined by the SEC, and various measures of market and financial performance.

Pay Versus Performance Table

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs (as defined below) and Company performance for the fiscal years listed below. The Human Resources and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Fiscal Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1)(2)(3) ($)	Compensation Actually Paid to PEO 1(1)(2)(3) ($)	Compensation Actually Paid to PEO 2(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income ($ Millions)(5)	EPS Growth Relative to Peer Group(6)
							TSR ($)	Peer Group TSR ($)
2024	—	18,740,721	—	35,620,597	8,190,674	11,353,217	293.00	189.61	2,845	70th Percentile
2023	18,657,423	16,404,346	44,288,911	35,395,261	7,044,646	16,016,277	223.03	164.12	2,084	78th Percentile
2022	18,448,169	—	14,327,292	—	5,842,460	5,316,820	138.26	131.12	1,316	28th Percentile(7)
2021	17,034,500	—	55,284,335	—	4,631,585	13,265,147	170.00	151.45	1,747	78th Percentile

Company Selected Measure Name			EPS Growth Relative to Peer Group
Named Executive Officers, Footnote
(1)	Thomas L. Williams was our PEO during the period covered by the table through December 31, 2022 (“PEO 1”). Jennifer A. Parmentier was our PEO from January 1, 2023, through the end of the period covered by the table (“PEO 2”). The individuals comprising the non-PEO named executive officers ("Non-PEO NEOs") for each fiscal year presented are listed below.

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group TSR set forth in this table utilizes the S&P 500 Industrials (Sector) Index (“S&P Industrials Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended June 30, 2024. The comparison assumes $100 was invested (with reinvestment of dividends) for the period starting June 30, 2020, through the end of the listed fiscal year in the Company and in the S&P Industrials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs in accordance with SEC rules. The exclusions and inclusions for fiscal year 2024 are set forth in the tables below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for Fiscal Year 2024. Amounts in the Exclusion of Change in Pension Value columns reflect the amounts attributable to any positive Change in Pension Value reported in the Summary Compensation Table for Fiscal Year 2024. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Change in Pension Value for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Pension Service Cost for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2024	18,740,721	—	(12,420,052)	—	29,299,928	35,620,597

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Prior- Fiscal Year Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Prior-Fiscal Year Equity Awards that Vested During Fiscal Year for PEO 2 ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2024	20,148,837	8,281,523	—	869,568	—	29,299,928

Non-PEO NEO Average Total Compensation Amount			$ 8,190,674	$ 7,044,646	$ 5,842,460	$ 4,631,585
Non-PEO NEO Average Compensation Actually Paid Amount			$ 11,353,217	16,016,277	5,316,820	13,265,147
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs in accordance with SEC rules. The exclusions and inclusions for fiscal year 2024 are set forth in the tables below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for Fiscal Year 2024. Amounts in the Exclusion of Change in Pension Value columns reflect the amounts attributable to any positive Change in Pension Value reported in the Summary Compensation Table for Fiscal Year 2024. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Change in Pension Value for Non-PEO NEOs ($)	Exclusion of Average Stock Awards and Option Awards for Non-PEO NEOs ($)	Inclusion of Average Pension Service Cost for Non-PEO NEOs ($)	Inclusion of Average Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	8,190,674	(2,500,284)	(3,213,658)	306,027	8,570,458	11,353,217

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Prior-Fiscal Year Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Prior-Fiscal Year Equity Awards that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	4,989,795	3,102,003	—	478,660	—	8,570,458

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR and the Peer Group TSR over the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and EPS Growth Relative to Peer Group

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our EPS Growth Relative to Peer Group during the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus EPS Growth Relative to Peer Group

Tabular List [Table Text Block]

2024 Performance Measures

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

EPS Growth Relative to Peer Group
Segment Operating Income
Sales Revenue
Cash Flow Margin
Revenue Growth Relative to Peer Group
Average Return on Invested Capital Relative to Peer Group

Total Shareholder Return Amount			$ 293.00	223.03	138.26	170.00
Peer Group Total Shareholder Return Amount			189.61	164.12	131.12	151.45
Net Income (Loss) Attributable to Parent			$ 2,845,000,000	$ 2,084,000,000	$ 1,316,000,000	$ 1,747,000,000
Company Selected Measure Amount			70	78	28	78
PEO Name			Jennifer A. Parmentier		Thomas L. Williams	Thomas L. Williams
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			EPS Growth Relative to Peer Group
Non-GAAP Measure Description [Text Block]
(6)	We determined EPS Growth Relative to Peer Group to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal year 2024. As described in the Compensation Discussion & Analysis, the LTIP Award for the three-year performance period is, in part, based on a comparison of the Company’s EPS growth relative to the Peer Group companies in the aggregate. However, in compliance with SEC guidance, the table above reflects our relative as reported earnings per share performance for each listed fiscal year as compared with the Peer Group companies disclosed in the Compensation Discussion & Analysis. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Segment Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Sales Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Cash Flow Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Revenue Growth Relative to Peer Group
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Average Return on Invested Capital Relative to Peer Group
Williams [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 18,657,423	$ 0		$ 18,448,169	$ 17,034,500
PEO Actually Paid Compensation Amount		$ 44,288,911			14,327,292	55,284,335
Parmentier [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 16,404,346		18,740,721		0	0
PEO Actually Paid Compensation Amount	$ 35,395,261		35,620,597		$ 0	$ 0
Parmentier [Member] | Exclusion Of Change In Pension Value For Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Parmentier [Member] | Exclusion Of Stock Awards And Option Awards For Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,420,052)
Parmentier [Member] | Inclusion Of Pension Service Cost For Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Parmentier [Member] | Inclusion Of Equity Values For Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			29,299,928
Parmentier [Member] | Year End Fair Value Of Equity Awards Granted During Fiscal Year That Remained Unvested As Of Last Day Of Fiscal Year For Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			20,148,837
Parmentier [Member] | Change In Fair Value From Last Day Of Prior Fiscal Year To Last Day Of Fiscal Year Of Unvested Prior Fiscal Year Equity Awards For Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,281,523
Parmentier [Member] | Vesting Date Fair Value Of Equity Awards Granted During Fiscal Year That Vested During Fiscal Year For Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Parmentier [Member] | Change In Fair Value From Last Day Of Prior Fiscal Year To Vesting Date Of Unvested Prior Fiscal Year Equity Awards That Vested During Fiscal Year For Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			869,568
Parmentier [Member] | Fair Value At Last Day Of Prior Fiscal Year Of Equity Awards Forfeited During Fiscal Year For Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Parmentier [Member] | Total Inclusion Of Equity Values For Parmentier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			29,299,928
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			8,190,674
Non-PEO NEO Average Compensation Actually Paid Amount			11,353,217
Non-PEO NEO [Member] | Exclusion Of Average Change In Pension Value For Non P E O Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,500,284)
Non-PEO NEO [Member] | Exclusion Of Average Stock Awards And Option Awards For Non P E O Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,213,658)
Non-PEO NEO [Member] | Inclusion Of Average Pension Service Cost For Non P E O Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			306,027
Non-PEO NEO [Member] | Inclusion Of Average Equity Values For Non P E O Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,570,458
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards Granted During Fiscal Year That Remained Unvested As Of Last Day Of Fiscal Year For Non P E O Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,989,795
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Fiscal Year To Last Day Of Fiscal Year Of Unvested Prior Fiscal Year Equity Awards For Non P E O Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,102,003
Non-PEO NEO [Member] | Average Vesting Date Fair Value Of Equity Awards Granted During Fiscal Year That Vested During Fiscal Year For Non P E O Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Fiscal Year To Vesting Date Of Unvested Prior Fiscal Year Equity Awards That Vested During Fiscal Year For Non P E O Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			478,660
Non-PEO NEO [Member] | Average Fair Value At Last Day Of Prior Fiscal Year Of Equity Awards Forfeited During Fiscal Year For Non P E O Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Total Average Inclusion Of Equity Values For Non P E O Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 8,570,458